Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of the carrying amount of asset retirement obligations
A reconciliation of the carrying amount of asset retirement obligations at December 31, 2018 and 2017 is set out below:

Asset Retirement Obligations
($ millions)	2018	2017
Beginning of year	2,526	2,791
Additions	40	47
Liabilities settled	(270)	(136)
Liabilities disposed	(11)	(420)
Change in discount rate	(68)	143
Change in estimates	93	(2)
Exchange adjustment	17	(9)
Accretion (note 21)	97	112
End of year	2,424	2,526
Expected to be incurred within 1 year	202	274
Expected to be incurred beyond 1 year	2,222	2,252